UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      VISIONARY ASSET MANAGEMENT, INC.
           -----------------------------------------------------

Address:   2500 WILCREST DRIVE, SUITE 640, HOUSTON, TX 77042
           -----------------------------------------------------

Form 13F File Number: 028-14671
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RITA DEFLORIO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  866-940-4932
        -------------------------

Signature, Place, and Date of Signing:

/s/ RITA C. DEFLORIO                    HOUSTON, TX                   11/06/12
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                         ------------
Form 13F Information Table Entry Total:            35
                                         ------------
Form 13F Information Table Value Total:       198,649
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  -------------------    -----------------------------------------
1    028-14672              NEXT FINANCIAL HOLDINGS
2    028-14673		    WE2, INC.
3    028-11107	            Placemark Investments, Inc.
4    028-13751              Argentus Capital Management, LLC

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                                               FORM 13F INFORMATION TABLE

                                                               VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS         CUSIP      (x $1000)  RN AMT  PRN CALL DSCRETN  MANAGERS           NONE
---------------------------  ---------------------  ---------- --------- -------  --- ---- -------  ----------- ----------------
SPROTT PHYSICAL GOLD TRUST    UNIT                  85207H104  	 179      11767    SH       DEFINED  01 02 04         11767
ISHARES TR                    BARCLY USAGG B        464287226   5128      45607    SH       DEFINED  01 02 03 04      45607
SELECT SECTOR SPDR TR         SBI INT-ENERGY        81369Y506   2410      32818    SH       DEFINED  01 02 03 04      32818
ISHARES TR                    BARCLYS 1-3YR CR      464288646   2759      26087    SH       DEFINED  01 02 04         26087
ISHARES INC                   MSCI SWITZERLD        464286749 	 433      17600    SH       DEFINED  01 02 04         17600
ISHARES TR                    DJ US TELECOMM        464287713   1624      63599    SH       DEFINED  01 02 04         63599
SELECT SECTOR SPDR TR         SBI INT-UTILS         81369Y886   1376      37816    SH       DEFINED  01 02 03 04      37816
ISHARES TR                    DJ US ENERGY          464287796    791      18762    SH       DEFINED  01 02 04         18762
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL        73936D107  	 878      40055    SH       DEFINED  01 02 03 04      40055
ISHARES TR                    RUSSELL1000VAL        464287598  	 971      13449    SH       DEFINED  01 02 04         13449
POWERSHS DB MULTI SECT        COMM PS DB AGRICUL FD 73936B408    322      10940    SH       DEFINED  01 02 04         10940
SELECT SECTOR SPDR TR         SBI CONS DISCR        81369Y407   1140      24370    SH       DEFINED  01 02 03 04      24370
SELECT SECTOR SPDR TR         SBI INT-FINL          81369Y605   1983     127217    SH       DEFINED  01 02 03 04     127217
ISHARES TR                    BARCLYS 1-3 YR        464287457   3176      37584    SH       DEFINED  01 02 03 04      37584
ISHARES TR                    MSCI EMERG MKT        464287234  	 597      14452    SH       DEFINED  01 02 04         14452
SELECT SECTOR SPDR TR         SBI HEALTHCARE        81369Y209   1099      27381    SH       DEFINED  01 02 04         27381
ISHARES TR                    S&P MIDCAP 400        464287507  51742     524337    SH       DEFINED  01 02 03 04     524337
SPDR SERIES TRUST             S&P DIVID ETF         78464A763    932      16037    SH       DEFINED  01 02 03 04      16037
SELECT SECTOR SPDR TR         TECHNOLOGY            81369Y803   2343      76011    SH       DEFINED  01 02 03 04      76011
SPDR SERIES TRUST             S&P PHARMAC           78464A722 	 704      11788    SH       DEFINED  01 02 03 04      11788
SELECT SECTOR SPDR TR         SBI CONS STPLS        81369Y308    748      20885    SH       DEFINED  01 02 04         20885
ISHARES TR                    HGH DIV EQT FD        46429B663   1337      21938    SH       DEFINED  01 02 03 04      21938
RYDEX ETF TRUST               GUG S&P500 EQ WT      78355W106    669      12814    SH       DEFINED  01 02 03 04      12814
PROSHARES TR                  PSHS ULT MCAP400      74347R404  27046     388768    SH       DEFINED  01 02 03 04     388768
SELECT SECTOR SPDR TR         SBI MATERIALS         81369Y100    765      20801    SH       DEFINED  01 02 04         20801
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT          73935S105    752      26204    SH       DEFINED  01 02 04         26204
ISHARES TR                    RUSSELL 2000          464287655  52373     627672    SH       DEFINED  01 02 03 04     627672
ISHARES INC                   MSCI GERMAN           464286806    443      19620    SH       DEFINED  01 02 04         19620
PROSHARES TR                  PSHS ULTRUSS2000      74347R842  27647     627041    SH       DEFINED  01 02 03 04     627041
ISHARES TR                    BARCLYS 7-10 YR       464287440   2933      27038    SH       DEFINED  01 02 04         27038
JPMORGAN CHASE & CO           ALERIAN ML ETN        46625H365    569      14057    SH       DEFINED  01 02 04         14057
ISHARES TR                    DJ US INDUSTRL        464287754    764      10814    SH       DEFINED  01 02 04         10814
FIRST TR EXCHANGE TRADED FD   TECH ALPHADEX         33734X176    503      23341    SH       DEFINED  01 02 04         23341
PROSHARES TR                  PSHS ULTRUSS2000      74347R842    523      11869    SH       DEFINED  01 02 04         11869
ISHARES TR                    RUSSELL 2000          464287655    990      11862    SH       DEFINED  01 02 04         11862

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